Pension and Post-Retirement and Post-Employment Benefits - Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations (Details)	Dec. 31, 2022	Dec. 31, 2021
Pension Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	5.06%	3.00%
Rate of compensation scale escalation (long-term)	2.50%	2.25%
Rate of cost of living increase	2.00%	1.75%
Rate of increase in health care cost trends	0.00%	0.00%
Assumed health care cost trend, percentage	5.02%	4.88%
Health care cost trend rate	4.19%	3.97%
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	5.07%	3.04%
Rate of compensation scale escalation (long-term)	2.50%	2.25%
Rate of cost of living increase	2.00%	1.75%
Rate of increase in health care cost trends	4.19%	3.97%
Assumed health care cost trend, percentage	4.88%	4.74%
Health care cost trend rate	3.97%	3.70%